Postretirement Benefit and Post Employment Obligations - Summary of Benefit Obligations, Fair Value of Plan Assets and Unfunded Status of Plans (Detail) (Foreign Pension Plan [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 6.1
Service cost	0.6	0.7	0.5
Interest cost	0.5	0.5	0.6
Plan participants contribution	0.1
Employer contributions	1.0
Ending balance	7.6	6.1
Unfunded status at the end of the year	(9.4)	(11.0)
Change in Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of the year	17.0	16.6
Service cost	0.5	0.7
Interest cost	0.5	0.5
Plan participants contribution	0.1	0.1
Administrative expenses/taxes paid	(0.1)	(0.1)
Actuarial (gain)/loss	1.9	(0.5)
Plan amendments	0	0
Benefits paid	(0.9)	(0.9)
Curtailments	0	0
Effect of foreign currency exchange rate changes	(2.0)	0.7
Transfers		(0.1)
Benefit obligation at the end of the year	17.0	17.0
Change In Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	6.0	5.4
Actual return of plan assets	2.1	0.2
Plan participants contribution	0.1	0.1
Administrative expenses/taxes paid	(0.1)	(0.1)
Employer contributions	1.0	1.2
Benefits paid	(0.9)	(0.9)
Transfers		(0.1)
Effect of foreign currency exchange rate changes	(0.6)	0.2
Ending balance	$ 7.6	$ 6.0